BUSINESS ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2010
BUSINESS ACQUISITIONS AND DISPOSALS
Purchase price allocation of Multiregion acquisition

        Multiregion—In July 2010, the Group acquired a 100% stake in Multiregion CJSC ("Multiregion"), for the cash consideration of $123.6 million. Multiregion and its subsidiaries is a group of broadband and cable TV providers with the presence in 37 cities of the Russian Federation.

        The acquisition was accounted for using the purchase method of accounting. The summary of the purchase price allocation for the acquisition was as follows:

Current assets	$46,776
Non-current assets	46,732
Customer base	76,376
Goodwill	148,743
Current liabilities	(126,780)
Non-current liabilities	(44,007)
Fair value of noncontrolling interests	(24,244)

Consideration paid	$123,596

Purchase price allocation of the regional fixed line operators acquired in 2010

        Acquisitions of controlling interests in regional fixed line operators—In 2010, as a part of its program of regional expansion, the Group has acquired controlling interests in a number of alternative fixed-line operators in certain regions of Russia. The purchase price for these acquisitions was paid in cash. The acquisitions were accounted for using the purchase method of accounting.

        The following table summarizes the purchase price allocation for regional fixed line operators acquired during the year ended December 31, 2010:

	Tenzor Telecom	Penza Telecom	NMSK	Lanck Telecom	Total
Month of acquisition	February	June	December	December
Ownership interest acquired	100%	100%	100%	100%
Region of operations	Central region	Volga region	Sibir region	North-West region
Current assets	$711	$1,076	$2,486	$2,066	$6,339
Property, plant and equipment	2,191	2,407	9,264	8,444	22,306
Goodwill	6,616	7,394	—	18,144	32,154
Subscriber base	—	15,603	23,893	—	39,496
Current liabilities	(3,142)	(4,369)	(8,109)	(10,832)	(26,452)
Non-current liabilities	(130)	(2,779)	(4,348)	—	(7,257)

Consideration paid	$6,246	$19,332	$23,186	$17,822	$66,586

Purchase price allocation of the retail chains

        Acquisitions of certain retail chains—In 2009, in conjunction with the development of its own retail network, the Group acquired controlling interests in a number of retail chains in Russia. The acquisitions were accounted for using the purchase method of accounting.

        The following table summarizes the purchase price allocation of the retail chains acquired as of the acquisition date:

	Telefon.ru	Eldorado	Teleforum	Total
Month of acquisition	February	March	October
Ownership interest acquired	100%	100%	100%
Current assets	$48,979	$2,467	$2,953	$54,399
Non-current assets	2,315	911	745	3,971
Brand	—	374	—	374
Goodwill	123,333	29,875	9,050	162,258
Current liabilities	(108,701)	(12,248)	(3,614)	(124,563)
Non-current liabilities	(5,926)	(115)	—	(6,041)

Fair value of contingent consideration	—	(3,414)	(6,934)	(10,348)
Consideration paid	$60,000	$17,850	$2,200	$80,050

Purchase price allocation of Evrotel acquisition

        Evrotel acquisition—In December 2009, the Group acquired a 100% stake in Evrotel OJSC ("Evrotel"), a Russian federal back bone network operator, from a third party. The consideration paid comprised $90 million. Under the terms of agreement the Group shall pay contingent consideration of up to $20 million should Evrotel complete the construction of certain fiber-optic lines and the Group retain control over the technical support agreements in relation to the optic cable lines. At the acquisition date the estimated fair value of this contingent consideration was $20 million.

        The acquisition was accounted for using the purchase method of accounting. The purchase price allocation for the acquisition was as follows:

Current assets	$14,300
Non-current assets	67,960
Customer base	4,726
Goodwill	98,542
Liabilities	(75,528)

Fair value of contingent consideration	(20,000)
Consideration paid	$90,000

Purchase price allocation for Kolorit acquisition

        Kolorit acquisition—In September 2009, the Group acquired a 100% stake in Kolorit Dizayn Inc ("Kolorit"), a company providing outdoor advertising services in the territory of Uzbekistan, for $39.7 million in cash.

        The acquisition was accounted for using the purchase method of accounting. The summary of the purchase price allocation for the acquisition was as follows:

Current assets	$993
Non-current assets	11,788
Brand	2,097
Goodwill	27,109
Current liabilities	(2,098)
Non-current liabilities	(235)

Consideration paid	$39,654

Purchase price allocation of the regional fixed line operators acquired in 2008

        Acquisitions of controlling interests in regional fixed line operators—In 2008, as a part of its program of regional expansion, Comstar-UTS has acquired controlling interests in certain alternative fixed-line operators in several regions of Russia. The acquisitions were accounted for using the purchase method of accounting.

        The following table summarizes the purchase price allocation of the fixed-line operators acquired as of the acquisition dates:

	Interlink Group	Strategia (Urals Telephone Company ("UTC")	Total
Month of acquisition	June	July
Ownership interest acquired	100%	100%
Current assets	$994	$4,194	$5,188
Property, plant and equipment	7,042	15,135	22,177
Goodwill	4,230	27,846	32,076
Subscriber base	—	12,553	12,553
Current liabilities	(2,928)	(6,280)	(9,208)
Non-current liabilities	—	(5,253)	(5,253)
Deferred tax liabilities	(910)	(4,710)	(5,620)

Consideration paid	$8,428	$43,485	$51,913

Summary of assets and liabilities disposed of by Comstar-UTS and the acquisition of the remaining 48% noncontrolling interest in Comstar-Direct

        Reorganization of Comstar-Direct—Prior to December 2008, Comstar-Direct was owned 52% by Comstar-UTS and 48% by Sistema Mass Media ("SMM"), a subsidiary of Sistema. In December 2008, Comstar-Direct was split into two legal entities: SMM-Finance which became a 100% subsidiary of SMM, and Comstar-Direct which became a 100% subsidiary of Comstar-UTS. The effect of this transaction was the disposal of $26.8 million of net assets of Comstar-Direct and the acquisition of the remaining 48% noncontrolling interest in Comstar-Direct from SMM by Comstar-UTS. The transaction was accounted for at cost as a transaction between entities under common control. The excess of the net assets disposed of and the noncontrolling interest acquired was recorded in additional paid-in capital.

        Summary of the assets and liabilities disposed of by Comstar-UTS and the acquisition of the remaining 48% noncontrolling interest in Comstar-Direct is as follows:

Cash and short-term investments and loans	$5,029
Inventory and other current assets	6,168
Trade and other accounts receivable	22,379
Long-term investments and loans	7,508
Trade accounts payable	(14,264)

Total assets and liabilities disposed, net	26,820
Noncontrolling interest acquired	(15,813)

Excess of the net assets disposed of and noncontrolling interest acquired	$11,007

Pro forma financial data for the acquisitions of Multiregion, Tenzor Telecom, Penza Telecom, NMSK and Lanck Telecom

        Pro forma results of operations (unaudited)—The following unaudited pro forma financial data for the years ended December 31, 2010 and 2009, gives effect to the acquisitions of Multiregion, Tenzor Telecom, Penza Telecom, NMSK and Lanck Telecom as though these business combinations had been completed at the beginning of 2009.

	2010	2009
Pro forma:
Net revenues	$11,366,018	$9,957,352
Net operating income	2,748,650	2,569,735
Net income	1,375,415	982,892
Earnings per share, basic and diluted, U.S. Dollars	$0.72	$0.52

Revenue and earnings of the companies acquired from third parties since the acquisition date included in the consolidated statement of operations

        The following amounts of revenue and earnings of the companies acquired from third parties in 2010 since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2010:

2010 (unaudited)
Net revenues	$43,673
Net operating loss	(2,921)
Net loss	(8,820)